Condensed Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 15,365	$ 7,638
Short-term investments	60,125	0
Receivable from related party	4,700	469
Unbilled receivable from related party	938	1,007
Prepaid expenses and other current assets	905	274
Total current assets	82,033	9,388
Property and equipment, net	142	33
Right-of-use lease assets	814	0
Other assets and restricted cash	121	30
Total assets	83,110	9,451
Current liabilities:
Accounts payable	1,167	1,359
Accrued expenses	6,608	3,993
Current portion of deferred revenue—related party	100	0
Current portion of operating lease liabilities	350	0
Total current liabilities	8,225	5,352
Deferred revenue—related party	791	0
Long-term lease liabilities	438	0
Total liabilities	9,454	5,352
Commitments and contingencies (Note 15)
Total convertible preferred stock	118,024	21,348
Stockholders' equity/(deficit):
Common stock, $0.0001 par value per share; 8,722,279 and 3,706,968 shares authorized at December 31, 2022 and 2021, respectively, 875,279 shares issued and outstanding at December 31, 2022 and 2021	0	0
Additional paid-in capital	1,661	143
Accumulated deficit	(45,868)	(17,392)
Accumulated other comprehensive loss	(161)	0
Total stockholders' equity/(deficit)	(44,368)	(17,249)
Total liabilities and stockholders' equity/(deficit)	83,110	9,451
Series Seed One Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock	6,436	6,436
Series Seed Two Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock	14,912	14,912
Series A Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock	$ 96,676	$ 0